Artisan International Small-Mid Fund Annual Fund Operating Expenses - Artisan International Small-Mid Fund	Sep. 30, 2025
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.33%
Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.16%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.08%